Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ 100,182	$ (6,157)	$ 15,765
Other comprehensive income (loss):
Reclassification of (gains)/losses on available-for-sale securities into earnings upon realization	[1]	0	(2,576)	(90)
Reclassification of (gains)/losses on cash flow hedges into earnings upon realization	[2]	598	921	4,116
Realization of (gains)/losses on cumulative translation adjustment into earnings upon realization	[3]	0	0	968
Unrealized gains/(losses) on available-for-sale securities		274	(532)	3,367
Unrealized gains/(losses) on cash flow hedges		(85)	(1,202)	(5,187)
Unrealized gains/(losses) on cumulative translation adjustment		(154)	(491)	131
Other comprehensive income (loss)		633	(3,880)	3,305
Comprehensive income (loss)		100,815	(10,037)	19,070
Comprehensive (income) loss attributable to noncontrolling interests		(4,876)	3,722	710
Comprehensive income (loss) attributable to iStar Inc.		$ 95,939	$ (6,315)	$ 19,780

[1]	Reclassified to "Other income" in the Company's consolidated statements of operations.
[2]	Reclassified to "Interest expense" in the Company's consolidated statements of operations are $217, $456 and $62 for the years ended December 31, 2016, 2015 and 2014, respectively. Reclassified to "Other Expense" in the Company's consolidated statements of operations is $3,634 for the year ended December 31, 2014 (refer to Note 12). Reclassified to "Earnings from equity method investments" in the Company's consolidated statements of operations are $381, $465 and $420, respectively, for the years ended December 31, 2016, 2015 and 2014.
[3]	Reclassified to "Earnings from equity method investments" in the Company's consolidated statements of operations.